UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 26, 2008 through December 15, 2008

Commission File Number of issuing entity: 333-128718-49

GENWORTH GLOBAL FUNDING TRUST 2008-32
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-32709

GENWORTH LIFE AND ANNUITY INSURANCE
COMPANY
(Exact name of depositor as specified in its charter)

GENWORTH LIFE AND ANNUITY INSURANCE
COMPANY
(Exact name of sponsor as specified in its charter)

Illinois	54-0283385
(State or other jurisdiction of incorporation organization of the issuing entity)	(I.R.S. Employer Identification No.)

6610 West Broad Street, Richmond, Virginia	23230
(Address of principal executive offices of the issuing entity)	(Zip Code)

(804) 281-6000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Secured Medium Term Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2008, an interest payment was made to the holders of the notes issued by the Genworth Global Funding Trust 2008-32 (the “Trust”). Details of such payments are included in the Indenture Trustee Report of the Trust filed as Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Securities Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s asset is a funding agreement issued by Genworth Life and Annuity Insurance Company (“GLAIC”), as obligor. GLAIC is subject to the informational requirements of the Securities Exchange Act of 1934 (the “Exchange Act”) and, in accordance with those requirements, files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (the “Commission”). You can read and copy any reports or other information GLAIC files at the Commission public reference room at 100 F Street N.E., Washington, D.C. 20549. You can also request copies of GLAIC’s documents upon payment of a duplicating fee, by writing the Commission’s public reference room. You can also obtain information regarding the public reference room by calling the Commission at 1-800-SEC-0330. GLAIC’s filings are available to the public from the commercial document retrieval services or over the internet at http://www.sec.gov.

This Form 10-D incorporates by reference all reports deemed to be filed with the Commission in connection with the Trust and GLAIC pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report.

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Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits

Exhibit Number	Description

Exhibit 4.1*	Indenture entered into between The Bank of New York Trust Company, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust, dated June 26, 2008.

Exhibit 4.2*	Note issued by the Trust, dated June 26, 2008.

Exhibit 4.3*	Trust Agreement entered into between U.S. Bank National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated June 23, 2008.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.4*	Funding Agreement issued by GLAIC to the Trust, effective as of June 26, 2008.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the December 15, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2****	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on June 26, 2008.

**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.

***	Previously filed by GLAIC with the Commission on Form S-3/A on December 8, 2005 (File No. 333-128718).

****	Previously filed by GLAIC with the Commission on June 17, 2008 pursuant to Rule 424 of the Securities Act of 1933.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

Date: December 19, 2008	By:	/s/ Jac J. Amerell
Jac J. Amerell
Vice President and Controller

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EXHIBIT INDEX

Exhibit Number	Description

Exhibit 4.1*	Indenture entered into between The Bank of New York Trust Company, N.A., as indenture trustee, and U.S. Bank National Association, as trustee, on behalf of the Trust, dated June 26, 2008.

Exhibit 4.2*	Note issued by the Trust, dated June 26, 2008.

Exhibit 4.3*	Trust Agreement entered into between U.S. Bank National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated June 23, 2008.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.4*	Funding Agreement issued by GLAIC to the Trust, effective as of June 26, 2008.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the December 15, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2****	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on June 26, 2008.

**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.

***	Previously filed by GLAIC with the Commission on Form S-3/A on December 8, 2005 (File No. 333-128718).

****	Previously filed by GLAIC with the Commission on June 17, 2008 pursuant to Rule 424 of the Securities Act of 1933.

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